SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Summary of Estimated Useful Lives
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of assets, as follows:

Computers and equipment	3-7 years
Furniture and fixtures	10-15 years

Summary of Option Fair Value Assumptions
	2 0 1 4	2 0 1 3	2 0 1 2

Risk-free interest rate	None	0.58%	0.84%
Expected life (in years)	None	2	4
Expected volatility	None	39.56%	48.37%
Expected dividend yield	None	0	0